Trade and Other Payables - Summary of Trade and Other Payables (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Trade and other payables [abstract]
Accounts payable and accrued liabilities	$ 3,808	$ 2,234
Dividends payable	4,446	3,055
Withholding taxes payable	1,120	1,041
Other payables	9,667	1,017
Total trade and other payables	$ 19,041	$ 7,347